INCOME TAX (Details 2) - Dec. 31, 2015 RUB in Millions, $ in Millions	USD ($)	RUB
Operating loss carryforwards
Benefit related to other tax effects to be recorded in additional paid-in capital if and when realized	$ 2.7	RUB 196
Netherlands
Operating loss carryforwards
Net operating loss carryforwards	17.2	1,252
Benefit related to NOLs to be recorded in additional paid-in capital if and when realized	$ 2.5	RUB 182